Debt - Additional Information (Details) € in Millions			1 Months Ended								12 Months Ended
	Dec. 24, 2020 USD ($)	Nov. 01, 2018 USD ($)	Oct. 24, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Mar. 28, 2020 USD ($)
Schedule Of Debts [Line Items]
Repayments of long-term debt											$ 869,000,000	$ 67,000,000	$ 87,000,000
Minimum additional prepayment percentage per quarter amortization											0.25%
1st Lien Credit Facility
Schedule Of Debts [Line Items]
Debt Issuance Costs, Net					$ 6,000,000				$ 10,000,000
Loss on extinguishment for remaining unamortized discounts and deferred financing costs	$ 4,000,000
Prepaid outstanding term loan	$ 300,000,000
Revolving Credit Facility
Schedule Of Debts [Line Items]
Line of credit											$ 0			$ 300,000,000
Repayment of line of credit				$ 300,000,000
Long term debt, weighted average interest rate											4.30%
Letter of credit issued											$ 4,000,000	4,000,000
Amount of undrawn capacity under the Revolving Credit Facility											$ 660,000,000	$ 496,000,000
Commitment fee percentage on the unused portion of the facility											0.375%
Revolving Credit Facility | Letter of Credit
Schedule Of Debts [Line Items]
Line of credit											$ 175,000,000
Letter of credit outstanding under revolving credit facility											$ 30,000,000
Net leverage ratio											6.30%
Revolving Credit Facility | Minimum
Schedule Of Debts [Line Items]
Commitment fee percentage on the unused portion of the facility											0.375%
Revolving Credit Facility | Minimum | LIBOR
Schedule Of Debts [Line Items]
Debt instrument, basis spread on variable rate											3.25%
Revolving Credit Facility | Maximum
Schedule Of Debts [Line Items]
Commitment fee percentage on the unused portion of the facility											0.50%
Revolving Credit Facility | Maximum | LIBOR
Schedule Of Debts [Line Items]
Debt instrument, basis spread on variable rate											3.75%
1st Lien USD Term Loan
Schedule Of Debts [Line Items]
Increase in maximum borrowing capacity					$ 300,000,000				$ 324,000,000
Issued discount par at price percentage					99.24%				99.60%
(Decrease) increase in outstanding principal amount							$ (50,000,000)
Capitalized consent fees					$ 12,000,000
Repayments of long-term debt											$ 35,000,000
Long term debt, weighted average interest rate											4.40%
Percentage of mandatory prepayment per quarter amortization											0.25%
Percentage of net cash proceeds above threshold amount of certain assets and casualty events											100.00%
Percentage of net cash proceeds of incurrence of certain debt											100.00%
Percentage of annual excess cash flow											50.00%
1st Lien USD Term Loan | Minimum | 50% If our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio											2.50%
1st Lien USD Term Loan | Minimum | A step-down to 25% if our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio											2.50%
1st Lien USD Term Loan | Maximum | 50% If our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio											3.25%
1st Lien USD Term Loan | Maximum | 0% If our First Lien Net Leverage Ratio is Less Than or Equal to 2.50 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio											2.50%
1st Lien USD Term Loan | Maximum | A step-down to 25% if our First Lien Net Leverage Ratio is Less Than or Equal to 3.25 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio											3.25%
1st Lien USD Term Loan | Maximum | A step-down to 0% if our First Lien Net Leverage Ratio is Less Than or Equal to 2.50 to 1.00
Schedule Of Debts [Line Items]
Net leverage ratio											2.50%
1st Lien Euro Term Loan
Schedule Of Debts [Line Items]
Increase in maximum borrowing capacity | €						€ 355				€ 150
Issued discount par at price percentage					99.50%				99.98%
(Decrease) increase in outstanding principal amount | €								€ 90
Long term debt, weighted average interest rate											3.50%
1st Lien USD and Euro Term Loans | Interest Expense and Other, Net
Schedule Of Debts [Line Items]
Refinancing fees							$ 3,000,000
Second Lien USD Term Loan
Schedule Of Debts [Line Items]
Prepayment of borrowing amount		$ 50,000,000
Long term debt, weighted average interest rate											9.70%
Second Lien USD Term Loan | Interest Expense and Other, Net
Schedule Of Debts [Line Items]
Refinancing fees		$ 2,000,000
2nd Lien Term Loan
Schedule Of Debts [Line Items]
Repayments of long-term debt			$ 525,000,000
Accrued interest			4,000,000
Loss on extinguishment for remaining unamortized discounts and deferred financing costs			14,000,000
Tranche One | Revolving Credit Facility
Schedule Of Debts [Line Items]
Line of credit			$ 164,000,000
Line of credit facility, maturity date			Sep. 29, 2022
Tranche Two | Revolving Credit Facility
Schedule Of Debts [Line Items]
Line of credit			$ 500,000,000
Line of credit facility, maturity date			Sep. 29, 2024